Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings.
Schedule of bank borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Short-term bank borrowings
The PRC domestic commercial banks	9,513,958	10,374,971
Oversea commercial banks	—	559,448
Total	9,513,958	10,934,419
Long-term bank borrowings
The PRC domestic commercial banks	—	18,000
Total	—	18,000